Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended	10 Months Ended
	Jul. 22, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Federal deposit insurance corporation		$ 250,000	$ 250,000
Tax benefit percentage		50.00%	50.00%
Warrants outstanding (in Shares)		3,226,416	1,000,000
Proceeds from issuance of offering cost	$ 1,435,000
Initial public offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additional deferred costs	$ 53,000
Forecast [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs				$ 63,000